Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,061,000
Previously Paid Amount	0.00
Total Fee Amount	162.44
Total Offset Amount	0.00
Net Fee	162.44
Narrative - Max Aggregate Offering Price	$ 1,061,000
Final Prospectus	true